SHARE CAPITAL - Disclosure of number and weighted average exercise prices of restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year | Share	1,165,119	292,046
Granted | Share		1,058,022
Settled | Share	(301,103)	(110,602)
Settled in cash | Share		(25,873)
Deferred settlement | Share	38,225
Forfeited/Expired | Share	(67,166)	(48,474)
Outstanding at the end of year | Share	835,075	1,165,119
Weighted average grant date, beginning of year | $ / shares	$ 1.35	$ 5.6
Weighted average grant date, Granted | $ / shares		1.1
Weighted average fair value settled | $ / shares	1.84	5.81
Weighted average fair value settled in cash | $ / shares		5.81
Weighted average fair value Deferred settlement | $ / shares	1.84
Weighted average grant date FV, Forfeited/Expired | $ / shares	1.3	2.57
Weighted average grant date, end of year | $ / shares	$ 1.06	$ 1.35